Shareholder Report, Average Annual Return (Details) 191099_Capital Advisors Growth Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	16.49%	11.99%	13.91%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%